Notes Payable and Capital Leases - Schedule of Notes Payable and Capital Leases (Details) (Parenthetical) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Notes payable, net of unamortized discounts	$ 32,056	$ 23,669	$ 9,020
Successor [Member]
Notes payable, net of unamortized discounts		121,069
Long-term portion, net of unamortized discounts		$ 121,069
Predecessor [Member]
Notes payable, net of unamortized discounts				$ 0
Long-term portion, net of unamortized discounts				$ 0